Long-Term Investments (Details) ¥ in Millions	Mar. 31, 2026 USD ($)	Apr. 12, 2023 CNY (¥)
Huafu IKE International Education Consultant (Beijing) Co., Ltd.[Member]
Long-Term Investments [Line Items]
Equity method investments	$ 140,000	¥ 1.0
Huafu IKE [Member]
Long-Term Investments [Line Items]
Equity method investments	$ 15,843
Equity Method Investment [Member] | Huafu IKE International Education Consultant (Beijing) Co., Ltd.[Member]
Long-Term Investments [Line Items]
Percentage of equity interest		20.00%